Document and Entity Information	12 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Bioceres Crop Solutions Corp.
Entity Central Index Key	0001769484
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false